UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   MARCH 31

Date of reporting period:  MARCH 31, 2011



ITEM 1. REPORT TO STOCKHOLDERS.
USAA VIRGINIA MONEY MARKET FUND - ANNUAL REPORT FOR PERIOD ENDING MARCH 31, 2011


[LOGO OF USAA]
   USAA(R)

                                    [GRAPHIC OF USAA VIRGINIA MONEY MARKET FUND]

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      ANNUAL REPORT
      USAA VIRGINIA MONEY MARKET FUND
      MARCH 31, 2011

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PRESIDENT'S MESSAGE

"AT USAA INVESTMENT MANAGEMENT
COMPANY, WE CONTINUE TO BELIEVE THAT
TAX-EXEMPT BONDS ARE HIGH-QUALITY                  [PHOTO OF DANIEL S. McNAMARA]
INVESTMENTS THAT CAN PLAY A VALUABLE
ROLE IN A DIVERSIFIED PORTFOLIO."

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MAY 2011

Tax-exempt bonds -- and the states and municipalities that issued them -- have received significant media attention. Early in the fiscal year, the news reports focused on the long rally in municipal bonds. Then, after eight consecutive quarters of gains, the market began to trend downwards. A number of factors contributed to the decline, including:

  o a general increase in U.S. Treasury rates (as interest rates rise, bond prices fall)
  o  the anticipated expiration of the Build America Bonds program
  o the possible extension of current marginal tax rates for individuals, which had previously been scheduled to increase.

The selling pressure increased in the wake of negative media reports about state and municipal credit quality. Some pundits even went on record predicting massive bond defaults, an opinion we did not -- and do not -- share. We certainly agree that many state and local governments have financial challenges. We also agree that they compounded their problems during the Great Recession by continuing to outspend the revenue they collected. However, we see these as BUDGET problems, not DEBT problems. In contrast, some European countries are struggling with large debt burdens, in both the public and private sectors, and growing unrest in response to austerity measures. In the United States, state and local governments are taking constructive steps to bring their budgets back into balance by raising revenue, cutting spending, trimming payrolls, and renegotiating their long-term commitments with their employees. They also have history on their side. History shows that municipal defaults are rare.

Likewise, I believe the risks to municipal bonds have been exaggerated. It's true that several small municipal issuers default every year; credit problems are, and always have been, part of the tax-exempt market. But

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that's why thorough and independent research has always been a part of our investment process. At USAA Investment Management Company, we continue to believe that tax-exempt bonds are high-quality investments that can play a valuable role in a diversified portfolio. I would also like to point out that historically, investors' total return on municipal bonds is predominantly driven by interest income -- not by price movements. As a result, we have viewed the recent sell-off as a chance to possibly lock-in attractive tax-exempt yields for long-term shareholders. Of course, before making any investment, our team of municipal bond managers and analysts conduct their own independent credit analysis focusing on income generation and on whether our shareholders will be adequately compensated for the risk they are taking on.

Meanwhile, we continue to monitor a range of other issues, including the ongoing turmoil in the Middle East and its impact on oil prices. Although we expect prices to increase further, we do not expect them to remain elevated long term. In our opinion, high energy prices are not the result of inflation but are connected to the unfolding events in the Middle East. As such, they are an unexpected and unwelcomed tax on American consumers, who will have less money to spend on other things. In Japan, the aftermath of the earthquake and tsunami, the horrendous toll on human life and infrastructure, and the emergencies at some nuclear power plants could potentially affect companies that do business in or with Japan. As of this writing, the impact on the financial markets has been minimal.

Rest assured that in the months ahead, we will continue working hard to stay abreast of events that could potentially affect your investments and will take appropriate measures to manage risk. From all of us here at USAA Investment Management Company, thank you for allowing us to manage your investments. We value your business and the opportunity to serve your investment needs.

Sincerely,

/S/ DANIEL S. MCNAMARA

Daniel S. McNamara
President
USAA Investment Management Company

Some income may be subject to state or local taxes.

Investing in securities products involves risk, including possible loss of principal.

Diversification is a technique to help reduce risk. There is no absolute guarantee that diversification will protect against a loss of income.

As interest rates rise, bond prices fall.

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TABLE OF CONTENTS

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FUND OBJECTIVE                                                                 1

MANAGERS' COMMENTARY                                                           2

INVESTMENT OVERVIEW                                                            5

FINANCIAL INFORMATION

  Distributions to Shareholders                                               10

  Report of Independent Registered Public Accounting Firm                     11

  Portfolio of Investments                                                    12

  Notes to Portfolio of Investments                                           16

  Financial Statements                                                        17

  Notes to Financial Statements                                               20

EXPENSE EXAMPLE                                                               28

TRUSTEES' AND OFFICERS' INFORMATION                                           30

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2011, USAA. All rights reserved.

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FUND OBJECTIVE

HIGH LEVEL OF CURRENT INTEREST INCOME THAT IS EXEMPT FROM FEDERAL AND VIRGINIA STATE INCOME TAXES AND A FURTHER OBJECTIVE OF PRESERVING CAPITAL AND MAINTAINING LIQUIDITY.

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TYPES OF INVESTMENTS

Invests in high-quality Virginia tax-exempt securities with remaining maturities of 397 days or less.

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                                                             FUND OBJECTIVE |  1

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MANAGERS' COMMENTARY ON THE FUND

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[PHOTO OF         JOHN C. BONNELL, CFA     [PHOTO OF          DALE R. HOFFMANN
JOHN C. BONNELL]  USAA Investment          DALE R. HOFFMANN]  USAA Investment
                  Management Company                          Management Company
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o HOW DID THE USAA VIRGINIA MONEY MARKET FUND (THE FUND) PERFORM DURING THE REPORTING PERIOD?

    Yields on tax-exempt money market instruments remained near all-time lows for the one-year reporting period ended March 31, 2011. During the reporting period, the Fund had a return of 0.01%, compared to an average return of 0.01% for the category.

o   WHAT WERE THE MARKET CONDITIONS DURING THE REPORTING PERIOD?

    As the U.S. economy continued its slow and uncertain climb out of the Great Recession, the Federal Reserve (the Fed) held the federal funds target rate at historic lows -- in a range between zero and 0.25%. Although the unemployment rate remained high, it dropped more than a percentage point over the course of the reporting period. Consumer spending improved, and inflation remained under control.

    Money market funds provided very low absolute yields during the reporting period. Despite the higher yields offered by intermediate- and longer-term municipal bonds, investors continued to show a clear

    Refer to page 6 for benchmark definition.

    Past performance is no guarantee of future results.

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2  | USAA VIRGINIA MONEY MARKET FUND

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    preference for the safety and liquidity of money markets. Demand remained strong for short-term tax-exempt securities, particularly municipal variable-rate demand notes (VRDNs). However, these VRDNs were in short supply as issuers continued to take advantage of lower interest rates and issued longer-term securities to fund their borrowing needs. The SIFMA Municipal Swap Index, the index of seven-day VRDNs, began the period at 0.29% on March 31, 2010, fell to a low of 0.23% on January 5, 2011, and ended the period at 0.25%.

    The Bond Buyer One-Year Note Index began the period at 0.48%, increased to 0.64% on July 1, 2010 and ended the period at 0.50%.

o   WHAT WERE YOUR STRATEGIES IN THIS ENVIRONMENT?

    Because of the safety and liquidity they offered, we focused our purchases in VRDNs. Most of the VRDNs owned by the Fund are guaranteed by a bank letter of credit for the payment of both principal and interest. VRDNs also give us flexibility because we can sell them at par value (100% of face value) with a notice of seven days or less.

    As always, we relied on the skill of our seasoned team of credit analysts. In addition to identifying attractive opportunities for the portfolio, they continued to analyze and monitor all of the Fund's holdings. Their knowledge and hard work have helped us avoid credit problems in our tax-exempt money market funds.

o   WHAT ARE THE CONDITIONS IN THE COMMONWEALTH OF VIRGINIA?

    Although Virginia's economy is experiencing the same slowdown evident nationally, the commonwealth has weathered the economic

    The SIFMA Municipal Swap Index, produced by Municipal Market Data, is a seven-day high-grade market index comprised of tax-exempt variable-rate demand obligations from Municipal Market Data's extensive database. o The Bond Buyer One-Year Note Index is based on estimated yields for theoretical new one-year note issues from 10 state and local issuers: California, Colorado, Idaho, Los Angeles County, Michigan, New Jersey, New York City, Pennsylvania, Texas, and Wisconsin. The index is an unweighted average of the average estimated bid-side yields for the 10 issues.

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                                           MANAGERS' COMMENTARY ON THE FUND |  3

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    storm well. It has been proactive in cutting expenses to maintain overall balance, and revenues fell less than expected in 2010. As a result, Virginia ended fiscal 2010 with a budget surplus. The commonwealth's conservative fiscal practices are serving it well as it remains one of the few states rated AAA by all three credit rating companies. Virginia is characterized by a broad-based economy that has slowed but is still healthy. It also has lower than average debt ratios, lower but adequate reserves, and a history of conservative financial management.

o   WHAT IS THE OUTLOOK?

    Although the Fed noted in March that the "economic recovery is on a firmer footing," we believe it will likely keep short-term interest rates low until at least the end of 2011. As long as short-term rates are anchored by the Fed's zero to 0.25% federal funds target rate, we plan to remain invested in securities that have frequent interest rate resets and very short effective maturities (such as VRDNs). Once the Fed starts raising rates, we believe the Fund will be well positioned to benefit quickly. Until then, shareholders should expect to see little change in the Fund's yield.

    As always, we will maintain our focus on safety and liquidity, while striving to maximize the tax-exempt income you receive from the fund. We will also continue to avoid issues subject to the alternative minimum tax (AMT) for individuals.

    Thank you for your continued confidence in us.

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4  | USAA VIRGINIA MONEY MARKET FUND

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INVESTMENT OVERVIEW

USAA VIRGINIA MONEY MARKET FUND (Ticker Symbol: UVAXX)


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                                              3/31/11             3/31/10
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Net Assets                                 $193.4 Million        $226.1 Million
Net Asset Value Per Share                     $1.00                 $1.00
Dollar-Weighted Average
Portfolio Maturity                            12 Days               11 Days


Dollar-weighted average portfolio maturity is obtained by multiplying the dollar value of each investment by the number of days left to its maturity, then adding those figures together and dividing them by the total dollar value of the Fund's portfolio.

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           AVERAGE ANNUAL TOTAL RETURNS AND 7-DAY YIELD AS OF 3/31/11
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 1 YEAR                  5 YEARS                10 YEARS            7-DAY YIELD

  0.01%                   1.59%                  1.45%                  0.01%


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                                  EXPENSE RATIO*
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                                      0.58%


*THE EXPENSE RATIO REPRESENTS THE TOTAL ANNUAL OPERATING EXPENSES AS REPORTED IN THE FUND'S PROSPECTUS DATED AUGUST 1, 2010, AND IS CALCULATED AS A PERCENTAGE OF AVERAGE NET ASSETS. THIS EXPENSE RATIO MAY DIFFER FROM THE EXPENSE RATIO DISCLOSED IN THE FINANCIAL HIGHLIGHTS.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

Total return equals income return and assumes reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Yields and returns fluctuate. The seven-day yield quotation more closely reflects current earnings of the Fund than the total return quotation.

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                                                        INVESTMENT OVERVIEW |  5

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                           o 7-DAY YIELD COMPARISON o

                        [CHART OF 7-DAY YIELD COMPARISON]

                                iMONEYNET                        USAA VIRGINIA
                                 AVERAGE                       MONEY MARKET FUND
 3/29/2010                        0.02%                              0.01%
 4/26/2010                        0.02%                              0.01%
 5/24/2010                        0.03%                              0.01%
 6/28/2010                        0.03%                              0.01%
 7/26/2010                        0.02%                              0.01%
 8/30/2010                        0.02%                              0.01%
 9/27/2010                        0.03%                              0.01%
10/25/2010                        0.02%                              0.01%
11/29/2010                        0.03%                              0.01%
12/27/2010                        0.03%                              0.01%
 1/31/2011                        0.02%                              0.01%
 2/28/2011                        0.02%                              0.01%
 3/28/2011                        0.02%                              0.01%

                                   [END CHART]

       Data represent the last Monday of each month. Ending date 3/28/11.

The graph tracks the USAA Virginia Money Market Fund's seven-day yield against iMoneyNet, Inc. all state-specific retail state tax-free and municipal money funds, an average of money market fund yields. iMoneyNet, Inc. is an organization that tracks the performance of money market funds.

Past performance is no guarantee of future results.

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6  | USAA VIRGINIA MONEY MARKET FUND

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                                TOP 10 INDUSTRIES
                                  AS OF 3/31/11
                                (% of Net Assets)

Hospital ................................................................. 16.3%
Water/Sewer Utility ...................................................... 14.4%
Multifamily Housing ...................................................... 11.7%
Education ................................................................ 11.6%
Special Assessment/Tax/Fee ............................................... 10.8%
General Obligation ........................................................ 7.6%
Nursing/CCRC .............................................................. 6.6%
Community Service ......................................................... 6.6%
Miscellaneous ............................................................. 6.2%
Single Family Housing ..................................................... 5.3%

 You will find a complete list of securities that the Fund owns on pages 14-15.

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                                                        INVESTMENT OVERVIEW |  7

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                         o PORTFOLIO MIX -- 3/31/2011 o

                            [CHART OF PORTFOLIO MIX]

VARIABLE-RATE DEMAND NOTES                                                  96.0%
PUT BONDS                                                                    3.9%

                                   [END CHART]

      Percentages are of the net assets of the Fund and may not equal 100%.

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8  | USAA VIRGINIA MONEY MARKET FUND

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                      o CUMULATIVE PERFORMANCE OF $10,000 o

                        [CHART OF CUMULATIVE PERFORMANCE]

                                                             USAA VIRGINIA MONEY
                                                                 MARKET FUND
03/31/01                                                         $10,000.00
04/30/01                                                          10,028.54
05/31/01                                                          10,053.64
06/30/01                                                          10,073.81
07/31/01                                                          10,093.84
08/31/01                                                          10,110.45
09/30/01                                                          10,124.17
10/31/01                                                          10,139.82
11/30/01                                                          10,151.60
12/31/01                                                          10,160.59
01/31/02                                                          10,168.38
02/28/02                                                          10,175.26
03/31/02                                                          10,182.62
04/30/02                                                          10,191.15
05/31/02                                                          10,200.98
06/30/02                                                          10,208.10
07/31/02                                                          10,215.47
08/31/02                                                          10,223.57
09/30/02                                                          10,231.45
10/31/02                                                          10,241.47
11/30/02                                                          10,250.57
12/31/02                                                          10,257.66
01/31/03                                                          10,263.45
02/28/03                                                          10,269.19
03/31/03                                                          10,276.00
04/30/03                                                          10,282.46
05/31/03                                                          10,289.89
06/30/03                                                          10,295.36
07/31/03                                                          10,299.17
08/31/03                                                          10,302.81
09/30/03                                                          10,306.90
10/31/03                                                          10,311.74
11/30/03                                                          10,316.49
12/31/03                                                          10,321.85
01/31/04                                                          10,326.33
02/29/04                                                          10,330.32
03/31/04                                                          10,334.55
04/30/04                                                          10,339.71
05/31/04                                                          10,344.39
06/30/04                                                          10,349.37
07/31/04                                                          10,354.59
08/31/04                                                          10,360.54
09/30/04                                                          10,368.26
10/31/04                                                          10,378.43
11/30/04                                                          10,388.37
12/31/04                                                          10,399.74
01/31/05                                                          10,410.38
02/28/05                                                          10,422.01
03/31/05                                                          10,435.75
04/30/05                                                          10,453.19
05/31/05                                                          10,473.28
06/30/05                                                          10,489.96
07/31/05                                                          10,506.18
08/31/05                                                          10,523.75
09/30/05                                                          10,542.98
10/31/05                                                          10,561.25
11/30/05                                                          10,582.08
12/31/05                                                          10,607.11
01/31/06                                                          10,628.37
02/28/06                                                          10,650.29
03/31/06                                                          10,675.85
04/30/06                                                          10,699.75
05/31/06                                                          10,726.85
06/30/06                                                          10,756.22
07/31/06                                                          10,782.36
08/31/06                                                          10,810.06
09/30/06                                                          10,837.82
10/31/06                                                          10,864.47
11/30/06                                                          10,891.67
12/31/06                                                          10,922.35
01/31/07                                                          10,948.86
02/28/07                                                          10,974.92
03/31/07                                                          11,004.28
04/30/07                                                          11,032.49
05/31/07                                                          11,063.90
06/30/07                                                          11,094.33
07/31/07                                                          11,122.86
08/31/07                                                          11,156.30
09/30/07                                                          11,183.83
10/31/07                                                          11,213.36
11/30/07                                                          11,243.40
12/31/07                                                          11,271.10
01/31/08                                                          11,296.24
02/29/08                                                          11,316.54
03/31/08                                                          11,340.40
04/30/08                                                          11,359.39
05/31/08                                                          11,379.72
06/30/08                                                          11,394.72
07/31/08                                                          11,409.03
08/31/08                                                          11,425.17
09/30/08                                                          11,454.67
10/31/08                                                          11,488.21
11/30/08                                                          11,498.54
12/31/08                                                          11,511.17
01/31/09                                                          11,514.82
02/28/09                                                          11,518.63
03/31/09                                                          11,522.96
04/30/09                                                          11,526.88
05/31/09                                                          11,532.37
06/30/09                                                          11,536.92
07/31/09                                                          11,541.12
08/31/09                                                          11,544.26
09/30/09                                                          11,545.61
10/31/09                                                          11,545.90
11/30/09                                                          11,545.97
12/31/09                                                          11,547.93
01/31/10                                                          11,548.02
02/28/10                                                          11,548.11
03/31/10                                                          11,548.21
04/30/10                                                          11,548.31
05/31/10                                                          11,548.40
06/30/10                                                          11,548.49
07/31/10                                                          11,548.60
08/31/10                                                          11,548.69
09/30/10                                                          11,548.78
10/31/10                                                          11,548.88
11/30/10                                                          11,548.98
12/31/10                                                          11,549.31
01/31/11                                                          11,549.40
02/28/11                                                          11,549.49
03/31/11                                                          11,549.59

                                   [END CHART]

                       Data from 3/31/01 through 3/31/11.

The graph illustrates the performance of a hypothetical $10,000 investment in the USAA Virginia Money Market Fund.

Past performance is no guarantee of future results. The cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on reinvested net investment income and realized capital gain distributions or on the redemption of fund shares. Some income may be subject to federal, state, or local taxes. For seven-day yield information, please refer to the Fund's Investment Overview.

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                                                        INVESTMENT OVERVIEW |  9

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DISTRIBUTIONS TO SHAREHOLDERS

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The following federal tax information related to the Fund's fiscal year ended March 31, 2011, is provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Federal tax information for the calendar year will be reported to you on Form 1099-DIV in January 2012.

The net investment income (which excludes short-term capital gains) distributed by the Fund during the fiscal year ended March 31, 2011, was 100% tax-exempt for federal income tax purposes.

Pursuant to Section 852 of the Internal Revenue Code, as amended, the Fund hereby designates $3,000 as long-term realized capital gains for the fiscal year ended March 31, 2011.

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10  | USAA VIRGINIA MONEY MARKET FUND

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REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

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THE SHAREHOLDERS AND BOARD OF TRUSTEES OF USAA VIRGINIA MONEY MARKET FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the USAA Virginia Money Market Fund (one of the portfolios constituting USAA Mutual Funds Trust) (the "Fund") as of March 31, 2011, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2011, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the USAA Virginia Money Market Fund at March 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                           /S/ ERNST & YOUNG LLP

San Antonio, Texas
May 18, 2011

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                   REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM |  11

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PORTFOLIO OF INVESTMENTS

March 31, 2011

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o   CATEGORIES AND DEFINITIONS

    VARIABLE-RATE DEMAND NOTES (VRDNS) -- provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. The effective maturity of these instruments is deemed to be less than 397 days in accordance with detailed regulatory requirements.

    PUT BONDS -- provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

    CREDIT ENHANCEMENTS -- add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the values of the securities.

    The Fund's investments consist of securities meeting the requirements to qualify at the time of purchase as "eligible securities" under the Securities and Exchange Commission (SEC) rules applicable to money market funds. With respect to quality, eligible securities generally consist of securities rated in one of the two highest categories for short-term securities or, if not rated, of comparable quality at the time of purchase. USAA Investment Management Company (the Manager) also attempts to minimize credit risk in the Fund through rigorous internal credit research.

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12  | USAA VIRGINIA MONEY MARKET FUND

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    (INS) Principal and interest payments are insured by Assured Guaranty Corp. or Assured Guaranty Municipal Corp. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

    (LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from one of the following: Bank of America, N.A., Branch Banking & Trust Co., Citibank, N.A., Deutsche Postbank, Freddie Mac, JPMorgan Chase Bank, N.A., Merrill Lynch & Co., Inc., U.S. Bank, or Wells Fargo & Co.

    (LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

    (NBGA) Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from one of the following: Freddie Mac, Merrill Lynch & Co., Inc., or National Rural Utility Corp.

o   PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

    EDA     Economic Development Authority
    IDA     Industrial Development Authority/Agency

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                                                  PORTFOLIO OF INVESTMENTS |  13

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INVESTMENTS

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PRINCIPAL
AMOUNT                                                             COUPON        FINAL        VALUE
(000)       SECURITY                                                RATE       MATURITY       (000)
---------------------------------------------------------------------------------------------------
            VARIABLE-RATE DEMAND NOTES (96.0%)
            VIRGINIA (85.9%)
$ 6,910     Alexandria IDA (LOC - Branch Banking & Trust Co.)       0.25%     10/01/2030   $  6,910
  5,000     Alexandria IDA (LOC - Branch Banking & Trust Co.)       0.25      10/01/2035      5,000
  4,600     Alexandria IDA (LOC - SunTrust Bank)                    0.65      10/01/2043      4,600
  5,000     Caroline County IDA                                     0.30      12/01/2037      5,000
  8,300     Chesapeake Hospital Auth. (LOC - Federal Home
             Loan Bank of Atlanta)                                  0.23       7/01/2031      8,300
  4,300     Clarke County IDA (INS)(LIQ)                            0.32       1/01/2030      4,300
  8,345     College Building Auth. (LIQ)(a)                         0.28       9/01/2028      8,345
    525     Commonwealth University Health System Auth.
             (LOC - Wells Fargo Bank, N.A.)                         0.23       7/01/2030        525
 10,000     Harrisonburg IDA (LOC - Sovereign Bank)                 0.33       4/01/2036     10,000
  9,700     Harrisonburg Redevelopment and Housing Auth.
             (LIQ)(NBGA)(a)                                         0.28       2/01/2026      9,700
  2,050     Henrico County IDA (NBGA)                               0.85       7/15/2016      2,050
 12,925     Henrico County Water and Sewer System (LIQ)(a)          0.28       5/01/2014     12,925
  3,330     Housing Dev. Auth. (LIQ)(a)                             0.30       1/01/2031      3,330
  7,030     Housing Dev. Auth. (LIQ)(a)                             0.30       1/01/2031      7,030
  1,420     Lexington IDA                                           0.22       1/01/2035      1,420
  3,910     Newport News IDA (LOC - Wells Fargo Bank, N.A.)         0.24       8/01/2036      3,910
  2,195     Norfolk Redevelopment and Housing Auth.
             (LOC - Bank of America, N.A.)                          0.26       7/01/2034      2,195
  3,000     Orange County IDA (LOC - Wells Fargo Bank, N.A.)        0.34      12/01/2034      3,000
  8,200     Richmond Public Utility (INS)(LIQ)(a)                   0.25       7/15/2013      8,200
  2,640     Roanoke County EDA (LOC - Branch
             Banking & Trust Co.)                                   0.30      10/01/2028      2,640
  9,400     Russell 150 Community Dev. Auth. (LIQ)(NBGA)(a)         0.32       3/01/2036      9,400
  8,600     Russell County IDA (LOC - U.S. Bank, N.A.)              0.24       7/01/2038      8,600
  4,740     Small Business Financing Auth. (LOC - JPMorgan
             Chase Bank, N.A.)                                      0.23      11/01/2042      4,740
  8,460     Stafford County and Staunton IDA
             (LIQ)(LOC - U.S. Bank, N.A.)(a)                        0.24       2/01/2015      8,460
    830     Stafford County EDA (INS)(LIQ)(a)                       0.30      10/01/2015        830
  2,960     Stafford County IDA (LOC - U.S. Bank, N.A.)             0.26       5/01/2049      2,960
  1,265     Suffolk Redevelopment and Housing Auth.
             (LOC - Wells Fargo Bank, N.A.)                         0.39       9/01/2019      1,265
  9,555     Suffolk Redevelopment and Housing Auth.
             (LIQ)(NBGA)(a)                                         0.28       7/01/2024      9,555
  5,000     Univ. of Virginia (LIQ)(a)                              0.24       6/01/2037      5,000

================================================================================

14  | USAA VIRGINIA MONEY MARKET FUND

================================================================================

---------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                             COUPON        FINAL        VALUE
(000)       SECURITY                                                RATE       MATURITY       (000)
---------------------------------------------------------------------------------------------------
$ 2,000     Virginia Beach (LIQ)(a)                                 0.25%     10/01/2015   $  2,000
  3,935     Virginia Beach Dev. Auth. (LOC - Bank of
             America, N.A.)                                         0.25       7/01/2033      3,935
                                                                                           --------
                                                                                            166,125
                                                                                           --------
            PUERTO RICO (10.1%)
 12,800     Commonwealth (LIQ)(LOC - Bank of America, N.A.)(a)      0.43       7/01/2011     12,800
  6,800     Commonwealth (INS)(LIQ)(a)                              0.45       7/01/2039      6,800
                                                                                           --------
                                                                                             19,600
                                                                                           --------
            Total Variable-Rate Demand Notes (cost: $185,725)                               185,725
                                                                                           --------
            PUT BONDS (3.9%)
            VIRGINIA (2.6%)
  5,000     Norfolk EDA                                             0.48      11/01/2034      5,000
                                                                                           --------
            PUERTO RICO (1.3%)
  2,500     Industrial, Medical and Environmental Pollution
              Control Facilities Financing Auth.                    0.95       3/01/2023      2,500
                                                                                           --------
            Total Put Bonds (cost: $7,500)                                                    7,500
                                                                                           --------

            TOTAL INVESTMENTS (COST: $193,225)                                             $193,225
                                                                                           ========

---------------------------------------------------------------------------------------------------
($ IN 000s)                                            VALUATION HIERARCHY
---------------------------------------------------------------------------------------------------
                                        (LEVEL 1)           (LEVEL 2)        (LEVEL 3)
                                    QUOTED PRICES    OTHER SIGNIFICANT     SIGNIFICANT
                                IN ACTIVE MARKETS         OBSERVABLE      UNOBSERVABLE
ASSETS                        FOR IDENTICAL ASSETS             INPUTS           INPUTS        TOTAL
---------------------------------------------------------------------------------------------------
Variable-Rate Demand Notes                      $-           $185,725               $-     $185,725
Put Bonds                                        -              7,500                -        7,500
---------------------------------------------------------------------------------------------------
Total                                           $-           $193,225               $-     $193,225
---------------------------------------------------------------------------------------------------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  15

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

March 31, 2011

--------------------------------------------------------------------------------

o  GENERAL NOTES

   Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

   The cost of securities at March 31, 2011, for federal income tax purposes, was $193,225,000.

   The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

o  SPECIFIC NOTES

   (a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

See accompanying notes to financial statements.

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16  | USAA VIRGINIA MONEY MARKET FUND

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STATEMENT OF ASSETS AND LIABILITIES (IN THOUSANDS)

March 31, 2011
--------------------------------------------------------------------------------

ASSETS
  Investments in securities (amortized cost approximates market value)           $193,225
  Cash                                                                                 57
  Receivables:
      Capital shares sold                                                             419
      USAA Investment Management Company (Note 4D)                                      6
      Interest                                                                         99
                                                                                 --------
          Total assets                                                            193,806
                                                                                 --------
LIABILITIES
   Payables:
       Capital shares redeemed                                                        294
       Dividends on capital shares                                                      3
   Accrued management fees                                                             54
   Accrued transfer agent's fees                                                       13
   Other accrued expenses and payables                                                 50
                                                                                 --------
           Total liabilities                                                          414
                                                                                 --------
               Net assets applicable to capital shares outstanding               $193,392
                                                                                 ========
NET ASSETS CONSIST OF:
  Paid-in capital                                                                $193,394
  Overdistribution of net investment income                                            (2)
                                                                                 --------
               Net assets applicable to capital shares outstanding               $193,392
                                                                                 ========
  Capital shares outstanding, unlimited number of shares authorized,
       no par value                                                               193,394
                                                                                 ========
  Net asset value, redemption price, and offering price per share                $   1.00
                                                                                 ========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  17

================================================================================

STATEMENT OF OPERATIONS (IN THOUSANDS)

Year ended March 31, 2011

--------------------------------------------------------------------------------

INVESTMENT INCOME
   Interest income                                                         $ 742
                                                                           -----
EXPENSES
   Management fees                                                           662
   Administration and servicing fees                                         207
   Transfer agent's fees                                                     229
   Custody and accounting fees                                                51
   Postage                                                                     9
   Shareholder reporting fees                                                 15
   Trustees' fees                                                             12
   Registration fees                                                           1
   Professional fees                                                          68
   Other                                                                      16
                                                                           -----
          Total expenses                                                   1,270
   Expenses reimbursed                                                      (550)
                                                                           -----
          Net expenses                                                       720
                                                                           -----
NET INVESTMENT INCOME                                                         22
                                                                           -----
NET REALIZED GAIN ON INVESTMENTS
  Net realized gain                                                            2
                                                                           -----
  Increase in net assets resulting from operations                         $  24
                                                                           =====

See accompanying notes to financial statements.

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18  | USAA VIRGINIA MONEY MARKET FUND

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STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)

Years ended March 31,

--------------------------------------------------------------------------------

                                                                      2011               2010
---------------------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment income                                         $       22         $      495
  Net realized gain on investments                                       2                 23
                                                                -----------------------------
     Increase in net assets resulting from operations                   24                518
                                                                -----------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                                (21)              (504)
  Net realized gains                                                    (4)               (38)
                                                                -----------------------------
     Distributions to shareholders                                     (25)              (542)
                                                                -----------------------------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold                                        126,479            141,907
  Reinvested dividends                                                  24                526
  Cost of shares redeemed                                         (159,167)          (172,210)
                                                                -----------------------------
     Decrease in net assets from capital share transactions        (32,664)           (29,777)
                                                                -----------------------------
  Net decrease in net assets                                       (32,665)           (29,801)

NET ASSETS
  Beginning of year                                                226,057            255,858
                                                                -----------------------------
  End of year                                                   $  193,392         $  226,057
                                                                =============================
Overdistribution of net investment income:
  End of year                                                   $       (2)        $       (1)
                                                                =============================
CHANGE IN SHARES OUTSTANDING
  Shares sold                                                      126,479            141,907
  Shares issued for dividends reinvested                                24                526
  Shares redeemed                                                 (159,167)          (172,210)
                                                                -----------------------------
     Decrease in shares outstanding                                (32,664)           (29,777)
                                                                =============================

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  19

================================================================================

NOTES TO FINANCIAL STATEMENTS

March 31, 2011

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 48 separate funds. The information presented in this annual report pertains only to the USAA Virginia Money Market Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is to provide Virginia investors with a high level of current interest income that is exempt from federal and Virginia state income taxes, with a further objective of preserving capital and maintaining liquidity.

A. SECURITY VALUATION -- The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

   1. Pursuant to Rule 2a-7 under the 1940 Act, securities in the Fund are valued at amortized cost, which approximates market value. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or discounts.

   2. Securities for which amortized cost valuations are considered unreliable or whose values have been materially affected by a significant event are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under procedures to stabilize net asset value (NAV) and valuation procedures approved by the Trust's Board of Trustees.

================================================================================

20  | USAA VIRGINIA MONEY MARKET FUND

================================================================================

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

   Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

   Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

   Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

   The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

C. FEDERAL TAXES -- The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

D. INVESTMENTS IN SECURITIES -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Interest income is recorded daily on the accrual basis. Premiums and discounts are amortized over the life

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  21

================================================================================

   of the respective securities using the straight-line method. The Fund concentrates its investments in Virginia tax-exempt securities and, therefore, may be exposed to more credit risk than portfolios with a broader geographical diversification.

E. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -- Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments.

F. EXPENSES PAID INDIRECTLY -- Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. For the year ended March 31, 2011, custodian and other bank credits reduced the Fund's expenses by less than $500.

G. INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

H. USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

================================================================================

22  | USAA VIRGINIA MONEY MARKET FUND

================================================================================

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $750 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.10% annually of the amount of the committed loan agreement). Prior to September 24, 2010, the maximum annual facility fee was 0.13% of the amount of the committed loan agreement. The facility fees are allocated among the funds based on their respective average net assets for the period.

For the year ended March 31, 2011, the Fund paid CAPCO facility fees of $1,000, which represents 0.4% of the total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the year ended March 31, 2011.

(3) DISTRIBUTIONS

The character of any distributions made during the year from net investment income or net realized gains is determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. generally accepted accounting principles. Also, due to the timing of distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

During the current fiscal year, permanent differences between book-basis and tax-basis accounting for dividend distributions resulted in reclassifications to the statement of assets and liabilities to increase

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  23

================================================================================

overdistribution of net investment income and decrease accumulated net realized loss on investments by $2,000. These reclassifications had no effect on net assets.

The tax character of distributions paid during the years ended March 31, 2011, and March 31, 2010, was as follows:

                                                2011                      2010
                                              ----------------------------------
Tax-exempt income                             $22,000                   $505,000
Ordinary income*                                    -                     33,000
Net long-term capital gains                     3,000                      4,000

As of March 31, 2011, the components of net assets representing distributable earnings on a tax basis were as follows:

Undistributed tax-exempt income                                           $1,000

*Represents short-term realized capital gains, which are taxable as ordinary income.

Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the statement of operations if the tax positions were deemed to not meet the more-likely-than-not threshold. For the year ended March 31, 2011, the Fund did not incur any income tax, interest, or penalties. As of March 31, 2011, the Manager has reviewed all open tax years and concluded that there was no impact to the Fund's net assets or results of operations. Tax year ended March 31, 2011, and each of the three preceding fiscal years, remain subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Manager will monitor its tax positions to determine if adjustments to this conclusion are necessary.

================================================================================

24  | USAA VIRGINIA MONEY MARKET FUND

================================================================================

(4) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES -- The Manager carries out the Fund's investment policies and manages the Fund's portfolio pursuant to an Advisory Agreement. Management fees are accrued daily and paid monthly as a percentage of aggregate average net assets of the USAA Virginia Bond and USAA Virginia Money Market funds combined, which on an annual basis is equal to 0.50% of the first $50 million, 0.40% of that portion over $50 million but not over $100 million, and 0.30% of that portion over $100 million. These fees are allocated on a proportional basis to each Fund monthly based upon average net assets. For the year ended March 31, 2011, the Fund incurred total management fees, paid or payable to the Manager, of $662,000, resulting in an effective annualized management fee of 0.32% of the Fund's average net assets for the same period.

B. ADMINISTRATION AND SERVICING FEES -- The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.10% of the Fund's average net assets. For the year ended March 31, 2011, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $207,000.

   In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of a portion of these expenses incurred by the Manager. For the year ended March 31, 2011, the Fund reimbursed the Manager $7,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's statement of operations.

C. TRANSFER AGENT'S FEES -- USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  25

================================================================================

   The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the year ended March 31, 2011, the Fund incurred transfer agent's fees, paid or payable to SAS, of $229,000.

D. EXPENSE LIMITATION -- The Manager has voluntarily agreed, on a temporary basis, to reimburse management, administrative, or other fees to limit the Fund's expenses and attempt to prevent a negative yield. The Manager can modify or terminate this arrangement at any time. For the year ended March 31, 2011, the Fund incurred reimbursable expenses of $550,000, of which $6,000 was receivable from the Manager.

E. UNDERWRITING SERVICES -- The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(5) TRANSACTIONS WITH AFFILIATES

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

================================================================================

26  | USAA VIRGINIA MONEY MARKET FUND

================================================================================

(6) FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout each period is as follows:

                                                              YEAR ENDED MARCH 31,
                                   -----------------------------------------------------------------------
                                       2011           2010              2009           2008           2007
                                   -----------------------------------------------------------------------
Net asset value at
  beginning of period              $   1.00       $   1.00          $   1.00       $   1.00       $   1.00
                                   -----------------------------------------------------------------------
Income from investment
  operations:
  Net investment income                 .00(a)         .00(a)            .02            .03            .03
  Net realized gain                     .00(a)         .00(a)            .00(a)         .00(a)           -
                                   -----------------------------------------------------------------------
Total from investment
  operations                            .00(a)         .00(a)            .02            .03            .03
                                   -----------------------------------------------------------------------
Less distributions from:
  Net investment income                (.00)(a)       (.00)(a)          (.02)          (.03)          (.03)
  Realized capital gains               (.00)(a)       (.00)(a)          (.00)(a)       (.00)(a)          -
                                   -----------------------------------------------------------------------
Total distributions                    (.00)(a)       (.00)(a)          (.02)          (.03)          (.03)
                                   -----------------------------------------------------------------------
Net asset value at
  end of period                    $   1.00       $   1.00          $   1.00       $   1.00       $   1.00
                                   =======================================================================

Total return (%)*                       .01            .22(b)           1.61           3.06           3.08
Net assets at
  end of period (000)              $193,392       $226,057          $255,858       $259,588       $221,034
Ratios to average
  net assets:**
  Expenses (%)(c)                       .35(d)         .50(b),(d)        .56            .54            .56
  Expenses, excluding
   reimbursements (%)(c)                .61            .58(b)              -              -              -
  Net investment income (%)             .01            .20              1.57           3.00           3.04

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the iMoneyNet reported return.
 ** For the year ended March 31, 2011, average net assets were $207,296,000.
(a) Represents less than $0.01 per share.
(b) During the year ended March 31, 2010, SAS reimbursed the Fund $6,000 for corrections in fees paid for the administration and servicing of certain accounts. The effect of this reimbursement on the Fund's total return was less than 0.01%. The reimbursement decreased the Fund's expense ratios by less than 0.01%. This decrease is excluded from the expense ratios above.
(c) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(d) Effective November 2, 2009, the Manager has voluntarily agreed, on a temporary basis, to reimburse management, administrative, or other fees to limit the Fund's expenses and attempt to prevent a negative yield.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  27

================================================================================

EXPENSE EXAMPLE

March 31, 2011 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of October 1, 2010, through March 31, 2011.

ACTUAL EXPENSES

The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual

================================================================================

28  | USAA VIRGINIA MONEY MARKET FUND

================================================================================

ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                EXPENSES PAID
                                     BEGINNING              ENDING              DURING PERIOD*
                                   ACCOUNT VALUE         ACCOUNT VALUE         OCTOBER 1, 2010 -
                                  OCTOBER 1, 2010        MARCH 31, 2011         MARCH 31, 2011
                                  --------------------------------------------------------------
Actual                               $1,000.00             $1,000.10                $1.65

Hypothetical
  (5% return before expenses)         1,000.00              1,023.29                 1.66

* Expenses are equal to the Fund's annualized expense ratio of 0.33%, which is net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 182 days/365 days (to reflect the one-half-year period). The Fund's ending account value on the first line in the table is based on its actual total return of 0.01% for the six-month period of October 1, 2010, through March 31, 2011.

================================================================================

                                                           EXPENSE EXAMPLE |  29

================================================================================

TRUSTEES' AND OFFICERS' INFORMATION

TRUSTEES AND OFFICERS OF THE TRUST

--------------------------------------------------------------------------------

The Board of Trustees of the Trust consists of six Trustees. These Trustees and the Trust's Officers supervise the business affairs of the USAA family of funds. The Board of Trustees is responsible for the general oversight of the funds' business and for assuring that the funds are managed in the best interests of each fund's respective shareholders. The Board of Trustees periodically reviews the funds' investment performance as well as the quality of other services provided to the funds and their shareholders by each of the fund's service providers, including USAA Investment Management Company (IMCO) and its affiliates. The term of office for each Trustee shall be 20 years or until the Trustee reaches age 70. All members of the Board of Trustees shall be presented to shareholders for election or re-election, as the case may be, at least once every five years. Vacancies on the Board of Trustees can be filled by the action of a majority of the Trustees, provided that at least two-thirds of the Trustees have been elected by the shareholders.

Set forth below are the Trustees and Officers of the Trust, their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held. Each serves on the Board of Trustees of the USAA family of funds consisting of one registered investment company offering 48 individual funds as of December 31, 2010. Unless otherwise indicated, the business address of each is 9800 Fredericksburg Road, San Antonio, TX 78288.

If you would like more information about the funds' Trustees, you may call (800) 531-USAA (8722) to request a free copy of the funds' statement of additional information (SAI).

================================================================================

30  | USAA VIRGINIA MONEY MARKET FUND

================================================================================

INTERESTED TRUSTEE(1)
--------------------------------------------------------------------------------

CHRISTOPHER W. CLAUS(2, 4)
Trustee, President, and Vice Chair of the Board of Trustees
Born: December 1960
Year of Election or Appointment: 2001

Chair of the Board of Directors, IMCO (11/04-present); President, IMCO (2/08-10/09); Chief Investment Officer, IMCO (2/07-2/08); President and Chief Executive Officer, IMCO (2/01-2/07); Chair of the Board of Directors, USAA Financial Advisors, Inc. (FAI) (1/07-present); President, FAI (12/07-10/09); President, Financial Advice and Solutions Group (FASG) USAA (9/09-present); President, Financial Services Group, USAA (1/07-9/09). Mr. Claus serves as Chair of the Board of Directors of USAA Shareholder Account Services (SAS), USAA Financial Planning Services Insurance Agency, Inc. (FPS), and FAI. He also serves as Vice Chair for USAA Life Insurance Company (USAA Life).

NON-INTERESTED (INDEPENDENT) TRUSTEES
--------------------------------------------------------------------------------

BARBARA B. DREEBEN(3, 4, 5, 6)
Trustee
Born: June 1945
Year of Election or Appointment: 1994

President, Postal Addvantage (7/92-present), a postal mail list management service. Mrs. Dreeben holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  31

================================================================================

ROBERT L. MASON, PH.D.(3, 4, 5, 6)
Trustee
Born: June 1946
Year of Election or Appointment: 1997

Institute Analyst, Southwest Research Institute (3/02-present), which focuses in the fields of technological research. Dr. Mason holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

BARBARA B. OSTDIEK, PH.D.(3, 4, 5, 6, 7)
Trustee
Born: March 1964
Year of Election or Appointment: 2007

Academic Director of the El Paso Corporation Finance Center at Jesse H. Jones Graduate School of Management at Rice University (7/02-present); Associate Professor of Finance at Jesse H. Jones Graduate School of Management at Rice University (7/01-present). Dr. Ostdiek holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

MICHAEL F. REIMHERR(3, 4, 5, 6)
Trustee
Born: August 1945
Year of Election or Appointment: 2000

President of Reimherr Business Consulting (5/95-present), an organization that performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial reporting. Mr. Reimherr holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

================================================================================

32  | USAA VIRGINIA MONEY MARKET FUND

================================================================================

RICHARD A. ZUCKER(2, 3, 4, 5, 6)
Trustee and Chair of the Board of Trustees
Born: July 1943
Year of Election or Appointment: 1992+

Vice President, Beldon Roofing Company (7/85-present). Mr. Zucker holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

  (1) Indicates the Trustee is an employee of IMCO or affiliated companies and is considered an "interested person" under the Investment Company Act of 1940.
  (2)  Member of Executive Committee
  (3)  Member of Audit Committee
  (4)  Member of Pricing and Investment Committee
  (5)  Member of Corporate Governance Committee
  (6) The address for all non-interested trustees is that of the USAA Funds, P.O. Box 659430, San Antonio, TX 78265-9430.
  (7) Dr. Ostdiek was appointed the Audit Committee Financial Expert for the Funds' Board in November 2008.
  (+)  Mr. Zucker was elected as Chair of the Board in 2005.

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  33

================================================================================

INTERESTED OFFICERS(1)
--------------------------------------------------------------------------------

DANIEL S. MCNAMARA
Vice President
Born: June 1966
Year of Appointment: 2009

President and Director, IMCO, FAI, FPS, and SAS (10/09-present); President, Banc of America Investment Advisors (9/07-9/09); Managing Director, Planning and Financial Products Group, Bank of America (9/01-9/09).

R. MATTHEW FREUND
Vice President
Born: July 1963
Year of Appointment: 2010

Senior Vice President, Investment Portfolio Management, IMCO (3/10-present); Vice President, Fixed Income Investments, IMCO (2/04-3/10). Mr. Freund also serves as a Director for SAS.

JOHN P. TOOHEY
Vice President
Born: March 1968
Year of Appointment: 2009

Vice President, Equity Investments, IMCO (2/09-present); Managing Director, AIG Investments (12/00-1/09).

CHRISTOPHER P. LAIA
Secretary
Born: January 1960
Year of Appointment: 2010

Vice President, Financial Advice & Solutions Group General Counsel, USAA (10/08-present); Vice President, Securities Counsel, USAA (6/07-10/08); Assistant Secretary, USAA family of funds (11/08-4/10); General Counsel, Secretary, and Partner, Brown Advisory (6/02-6/07). Mr. Laia also holds the Officer positions of Vice President and Secretary of IMCO and SAS and Vice President and Assistant Secretary of FAI and FPS.

================================================================================

34  | USAA VIRGINIA MONEY MARKET FUND

================================================================================

JAMES G. WHETZEL
Assistant Secretary
Born: February 1978
Year of Appointment: 2010

Executive Attorney, Financial Advice & Solutions Group General Counsel, USAA (11/08-present); Reed Smith, LLP, Associate (08/05-11/08).

ROBERTO GALINDO, JR.
Treasurer
Born: November 1960
Year of Appointment: 2008

Assistant Vice President, Portfolio Accounting/Financial Administration, USAA (12/02-present); Assistant Treasurer, USAA family of funds (7/00-2/08).

WILLIAM A. SMITH
Assistant Treasurer
Born: June 1948
Year of Appointment: 2009

Vice President, Senior Financial Officer, and Treasurer, IMCO, FAI, FPS, SAS and USAA Life (2/09-present); Vice President, Senior Financial Officer, USAA (2/07-present); consultant, Robert Half/Accounttemps (8/06-1/07); Chief Financial Officer, California State Automobile Association (8/04-12/05).

JEFFREY D. HILL
Chief Compliance Officer
Born: December 1967
Year of Appointment: 2004

Assistant Vice President, Mutual Funds Compliance, USAA (9/04-present).

  (1) Indicates those Officers who are employees of IMCO or affiliated companies and are considered "interested persons" under the Investment Company Act of 1940.

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  35

================================================================================

TRUSTEES                               Christopher W. Claus
                                       Barbara B. Dreeben
                                       Robert L. Mason, Ph.D.
                                       Barbara B. Ostdiek, Ph.D.
                                       Michael F. Reimherr
                                       Richard A. Zucker
--------------------------------------------------------------------------------
ADMINISTRATOR,                         USAA Investment Management Company
INVESTMENT ADVISER,                    P.O. Box 659453
UNDERWRITER, AND                       San Antonio, Texas 78265-9825
DISTRIBUTOR
--------------------------------------------------------------------------------
TRANSFER AGENT                         USAA Shareholder Account Services
                                       9800 Fredericksburg Road
                                       San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                          State Street Bank and Trust Company
ACCOUNTING AGENT                       P.O. Box 1713
                                       Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                            Ernst & Young LLP
REGISTERED PUBLIC                      100 West Houston St., Suite 1800
ACCOUNTING FIRM                        San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                            Under "Products & Services"
SELF-SERVICE 24/7                      click "Investments," then
AT USAA.COM                            "Mutual Funds"

OR CALL                                Under "My Accounts" go to
(800) 531-USAA                         "Investments." View account balances,
         (8722)                        or click "I want to...," and select
                                       the desired action.
--------------------------------------------------------------------------------

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's Web site at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.



================================================================================

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   40863-0311                                (C)2011, USAA. All rights reserved.

   ITEM 2.  CODE OF ETHICS.

On September 22, 2010, the Board of Trustees of USAA Mutual Funds Trust approved a Code of Ethics (Sarbanes Code) applicable solely to its senior financial officers, including its principal executive officer (President), as defined under the Sarbanes-Oxley Act of 2002 and implementing regulations of the Securities and Exchange Commission. A copy of the Sarbanes Code is attached as an Exhibit to this Form N-CSR.

No waivers (explicit or implicit) have been granted from a provision of the Sarbanes Code.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

On November 18, 2008, the Board of Trustees of USAA Mutual Funds Trust designated Dr. Barbara B. Ostdiek, Ph.D. as the Board's audit committee financial expert. Dr. Ostdiek has served as an Associate Professor of Management at Rice University since 2001. Dr. Ostdiek also has served as an Academic Director at El Paso Corporation Finance Center since 2002. Dr. Ostdiek is an independent trustee who serves as a member of the Audit Committee, Pricing and Investment Committee and the Corporate Governance Committee of the Board of Trustees of USAA Mutual Funds Trust.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) AUDIT FEES. The Registrant, USAA Mutual Funds Trust, consists of 48 funds in all. Only 12 funds of the Registrant have a fiscal year-end of March 31 and are included within this report (the Funds). The aggregate fees accrued or billed by the Registrant's independent auditor, Ernst & Young LLP, for professional services rendered for the audit of the Registrant's annual financial statements and services provided in connection with statutory and regulatory filings by the Registrant for the Funds for fiscal years ended March 31, 2011 and 2010 were $268,555 and $244,354, respectively.

(b) AUDIT RELATED FEE. The aggregate fees accrued or paid to Ernst & Young, LLP by USAA Shareholder Account Services (SAS) for professional services rendered for audit related services related to the annual study of internal controls of the transfer agent for fiscal years ended March 31, 2011 and 2010 were $63,358 and $61,513, respectively. All services were preapproved by the Audit Committee.

(c) TAX FEES. No such fees were billed by Ernst & Young LLP for the review of federal, state and city income and tax returns and excise tax calculations for fiscal years ended March 31, 2011 and 2010.

(d) ALL OTHER FEES. No such fees were billed by Ernst & Young LLP for fiscal years ended March 31, 2011 and 2010.

(e)(1) AUDIT COMMITTEE PRE-APPROVAL POLICY. All audit and non-audit services to be performed for the Registrant by Ernst & Young LLP must be pre-approved by the Audit Committee. The Audit Committee Charter also permits the Chair of the Audit Committee to pre-approve any permissible non-audit service that must be commenced prior to a scheduled meeting of the Audit Committee. All non-audit services were pre-approved by the Audit Committee or its Chair, consistent with the Audit Committee's preapproval procedures.

   (2)  Not applicable.

(f)  Not applicable.

(g) The aggregate non-audit fees billed by Ernst & Young LLP for services rendered to the Registrant and the Registrant's investment adviser, IMCO, and the Funds' transfer agent, SAS, for March 31, 2011 and 2010 were $384,316 and $104,896, respectively.

(h) Ernst & Young LLP provided non-audit services to IMCO in 2011 and 2010 that were not required to be pre-approved by the Registrant's Audit Committee because the services were not directly related to the operations of the Registrant's Funds. The Board of Trustees will consider Ernst & Young LLP's independence and will consider whether the provision of these non-audit services to IMCO is compatible with maintaining Ernst & Young LLP's independence.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



Item 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considering by the Trust's Board in approving the Trust's advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). Code of Ethics pursuant to Item 2 of Form N-CSR is filed hereto exactly as set forth below:



                                 CODE OF ETHICS
                         FOR PRINCIPAL EXECUTIVE OFFICER
                          AND SENIOR FINANCIAL OFFICERS

                             USAA MUTUAL FUNDS TRUST

I.       PURPOSE OF THE CODE OF ETHICS

         USAA Mutual Funds Trust (the Trust or the Funds) has adopted this code of ethics (the Code) to comply with Section 406 of the Sarbanes-Oxley Act of 2002 (the Act) and implementing regulations of the Securities and Exchange Commission (SEC). The Code applies to the Trust's Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer (each a Covered Officer), as detailed in Appendix A.

         The purpose of the Code is to promote:
              - honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between the Covered Officers' personal and professional relationships;
              - full, fair, accurate, timely and understandable disclosure in reports and documents that the Trust files with, or submits to, the SEC and in other public communications made by the Trust;
              - compliance with applicable laws and governmental rules and regulations;
              - prompt internal reporting of violations of the Code to the Chief Legal Officer of the Trust, the President of the Trust (if the violation concerns the Treasurer), the CEO of USAA, and if deemed material to the Funds' financial condition or reputation, the Chair of the Trust's Board of Trustees; and
              -   accountability for adherence to the Code.

         Each Covered Officer should adhere to a high standard of business ethics and should be sensitive to actual and apparent conflicts of interest.

II.      CONFLICTS OF INTEREST

         A.  DEFINITION OF A CONFLICT OF INTEREST.

         A conflict of interest exists when a Covered Officer's private interest influences, or reasonably appears to influence, the Covered Officer's judgment or ability to act in the best interests of the Funds and their shareholders. For example, a conflict of interest could arise if a Covered Officer, or an immediate family member, receives personal benefits as a result of his or her position with the Funds.

         Certain conflicts of interest arise out of relationships between Covered Officers and the Funds and are already subject to conflict of interest provisions in the Investment Company Act of 1940 (the 1940 Act) and the
Investment Advisers Act of 1940 (the Advisers Act). For example, Covered Officers may not individually engage in certain transactions with the Funds because of their status as "affiliated persons" of the Funds. The USAA Funds' and USAA Investment Management Company's (IMCO) compliance programs and procedures are designed to prevent, or identify and correct, violations of these provisions. This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside of the parameters of this Code.

         Although typically not presenting an opportunity for improper personal benefit, conflicts could arise from, or as a result of, the contractual relationships between the Funds and IMCO of which the Covered Officers are also officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the Funds or for IMCO, or for both), be involved in establishing policies and implementing decisions that will have different effects on IMCO and the Funds. The participation of Covered Officers in such activities is inherent in the contractual relationship between the Funds and IMCO and is consistent with the performance by the Covered Officers of their duties as officers of the Funds. Thus, if performed in compliance with the provisions of the 1940 Act and the Advisers Act, such activities will be deemed to have been handled ethically.

         B. GENERAL RULE. Covered Officers Should Avoid Actual and Apparent Conflicts of Interest.

         Conflicts of interest, other than the conflicts described in the two preceding paragraphs, are covered by the Code. The following list provides examples of conflicts of interest under the Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of the Funds and their shareholders.

         Each Covered Officer must not engage in conduct that constitutes an actual conflict of interest between the Covered Officer's personal interest and the interests of the Funds and their shareholders. Examples of actual conflicts of interest are listed below but are not exclusive. Each Covered Officer must not:

         - use his personal influence or personal relationships improperly to influence investment decisions or financial reporting by the Funds whereby the Covered Officer would benefit personally to the detriment of the Funds and their shareholders;
         - cause the Funds to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit of the Funds and their shareholders.
         - accept gifts, gratuities, entertainment or any other benefit from any person or entity that does business or is seeking to do business with the Funds DURING CONTRACT NEGOTIATIONS.
         - accept gifts, gratuities, entertainment or any other benefit with a market value over $100 per person, per year, from or on behalf of any person or entity that does, or seeks to do, business with or on behalf of the Funds.
              - EXCEPTION. Business-related entertainment such as meals, and tickets to sporting or theatrical events, which are infrequent and not lavish are excepted from this prohibition. Such entertainment must be appropriate as to time and place, reasonable and customary in nature, modest in cost and value, incidental to the business, and not so frequent as to raise any question of impropriety (Customary Business Entertainment).

         Certain situations that could present the appearance of a conflict of interest should be discussed with, and approved by, or reported to, an appropriate person. Examples of these include:

         - service as a director on the board or an officer of any public or private company, other than a USAA company or the Trust, must be approved by the USAA Funds' and Investment Code of Ethics Committee and reported to the Trust.
         - the receipt of any non-nominal (I.E., valued over $25) gifts from any person or entity with which a Trust has current or prospective business dealings must be reported to the Chief Legal Officer. For purposes of this Code, the individual holding the title of Secretary of the Trust shall be considered the Chief Legal Officer of the Trust.
         - the receipt of any business-related entertainment from any person or entity with which the Funds have current or prospective business dealings must be approved in advance by the Chief Legal Officer unless such entertainment qualifies as Customary Business Entertainment.
         - any ownership interest in, or any consulting or employment relationship with, any of the Trust's service providers, other than IMCO or any other USAA company, must be approved by the CEO of USAA and reported to the Trust's Board.
         - any material direct or indirect financial interest in commissions, transaction charges or spreads paid by the Funds for effecting portfolio transactions or for selling or redeeming shares other than an interest arising from the Covered Officer's employment, such as compensation or equity ownership should be approved by the CEO of USAA and reported to the Trust's Board.

III.     DISCLOSURE AND COMPLIANCE REQUIREMENTS

            - Each Covered Officer should familiarize himself with the disclosure requirements applicable to the Funds, and the procedures and policies implemented to promote full, fair, accurate, timely and understandable disclosure by the Trust.
            - Each Covered Officer should not knowingly misrepresent, or cause others to misrepresent, facts about the Funds to others, whether within or outside the Funds, including to the Funds' Trustees and auditors, and to government regulators and self-regulatory organizations.
            - Each Covered Officer should, to the extent appropriate within his area of responsibility, consult with other officers and employees of the Funds and IMCO with the goal of promoting full, fair, accurate, timely and understandable disclosure in the reports and documents filed by the Trust with, or submitted to, the SEC, and in other public communications made by the Funds.
            - Each Covered Officer is responsible for promoting compliance with the standards and restrictions imposed by applicable laws, rules and regulations, and promoting compliance with the USAA Funds' and IMCO's operating policies and procedures.
            - A Covered Officer should not retaliate against any person who reports a potential violation of this Code in good faith.
            - A Covered Officer should notify the Chief Legal Officer promptly if he knows of any violation of the Code. Failure to do so itself is a violation of this Code.

IV.      REPORTING AND ACCOUNTABILITY

         A. INTERPRETATION OF THE CODE. The Chief Legal Officer of the Trust is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret the Code in any particular situation. The Chief Legal Officer should consult, if appropriate, the USAA Funds' outside counsel or counsel for the Independent Trustees. However, any approvals or waivers sought by a Covered Officer will be reported initially to the CEO of USAA and will be considered by the Trust's Board of Trustees.

         B.       REQUIRED REPORTS

                  -  EACH COVERED OFFICER MUST:
                     - Upon adoption of the Code, affirm in writing to the Board that he has received, read and understands the Code.
                     - Annually thereafter affirm to the Chief Legal Officer that he has complied with the requirements of the Code.

                  -  THE CHIEF LEGAL OFFICER MUST:
                     - report to the Board about any matter or situation submitted by a Covered Officer for interpretation under the Code, and the advice given by the Chief Legal Officer;
                     - report annually to the Board and the Corporate Governance Committee describing any issues that arose under the Code, or informing the Board and Corporate Governance Committee that no reportable issues occurred during the year.

         C.       INVESTIGATION PROCEDURES

         The Funds will follow these procedures in investigating and enforcing this Code:

         - INITIAL COMPLAINT. All complaints or other inquiries concerning potential violations of the Code must be reported to the Chief Legal Officer. The Chief Legal Officer shall be responsible for documenting any complaint. The Chief Legal Officer also will report immediately to the President of the Trust (if the complaint involves the Treasurer), the CEO of USAA and the Chair of the Trust's Audit Committee (if the complaint involves the President) any material potential violations that could have a material effect on the Funds' financial condition or reputation. For all other complaints, the Chief Legal Officer will report quarterly to the Board.
         - INVESTIGATIONS. The Chief Legal Officer will take all appropriate action to investigate any potential violation unless the CEO of USAA directs another person to undertake such investigation. The Chief Legal Officer may utilize USAA's Office of Ethics to do a unified investigation under this Code and USAA's Code of Conduct. The Chief Legal Officer may direct the Trust's outside counsel or the counsel to the Independent Trustees (if any) to participate in any investigation under this Code.
         - STATUS REPORTS. The Chief Legal Officer will provide monthly status reports to the Board about any alleged violation of the Code that could have a material effect on the Funds' financial condition or reputation, and quarterly updates regarding all other alleged violations of the Code.
         - VIOLATIONS OF THE CODE. If after investigation, the Chief Legal Officer, or other investigating person, believes that a violation of the Code has occurred, he will report immediately to the CEO of USAA the nature of the violation, and his recommendation regarding the materiality of the violation. If, in the opinion of the investigating person, the violation could materially affect the Funds' financial condition or reputation, the Chief Legal Officer also will notify the Chair of the Trust's Audit Committee. The Chief Legal Officer will inform, and make a recommendation to, the Board, which will consider what further action is appropriate. Appropriate action could include: (1) review of, and modifications to, the Code or other applicable policies or procedures;
                  (2) notifications to appropriate personnel of IMCO or USAA;
                  (3) dismissal of the Covered Officer; and/or (4) other disciplinary actions including reprimands or fines.
                  - The Board of Trustees understands that Covered Officers also are subject to USAA's Code of Business Conduct. If a violation of this Code also violates USAA's Code of Business Conduct, these procedures do not limit or restrict USAA's ability to discipline such Covered Officer under USAA's Code of Business Conduct. In that event, the Chairman of the Board of Trustees will report to the Board the action taken by USAA with respect to a Covered Officer.

V.       OTHER POLICIES AND PROCEDURES

         This Code shall be the sole code of ethics adopted by the Funds for purposes of Section 406 of the Act and the implementing regulations adopted by the SEC applicable to registered investment companies. If other policies and procedures of the Trust, IMCO, or other service providers govern or purport to govern the behavior or activities of Covered Officers, they are superseded by this Code to the extent that they overlap, conflict with, or are more lenient than the provisions of this Code. The Investment Code of Ethics (designated to address 1940 Act and Advisers Act requirements) and IMCO's more detailed compliance policies and procedures (including its Insider Trading Policy) are separate requirements applying to Covered Officers and other IMCO employees, and are not part of this Code. Also, USAA's Code of Conduct imposes separate requirements on Covered Officers and all employees of USAA, and also is not part of this Code.

VI.      AMENDMENTS

         Any amendment to this Code, other than amendments to Appendix A, must be approved or ratified by majority vote of the Board of Trustees.

VII.     CONFIDENTIALITY AND DOCUMENT RETENTION

         The Chief Legal Officer shall retain material investigation documents and reports required to be prepared under the Code for six years from the date of the resolution of any such complaint. All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly. Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the Trust's Board of Trustees and counsel for the Independent Trustees (if any), the Trust and its counsel, IMCO, and other personnel of USAA as determined by the Trust's Chief Legal Officer or the Chair of the Trust's Board of Trustees.






Approved and adopted by IMCO's Code of Ethics Committee: June 12, 2003.

Approved and adopted by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free
Trust: June 25, 2003.

Approved  and adopted by the Board of Trustees  of USAA Life  Investment  Trust:
August 20, 2003.

Approved and adopted as amended by IMCO's Code of Ethics Committee: August 15, 2005.

Approved and adopted as amended by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free Trust: September 14, 2005.

Approved and adopted as amended by the Board of Trustees of USAA Life Investment
Trust: December 8, 2005.

Approved and adopted as amended by IMCO's Code of Ethics Committee: August 16, 2006.

Approved  and  adopted by the Board of  Trustees  of USAA  Mutual  Funds  Trust:
September 13, 2006.

Approved and adopted by IMCO's Code of Ethics Committee:  August 28, 2007.

Approved and adopted by the Investment Code of Ethics Committee: August 29,
2008.

Approved and adopted as amended by the Board of Trustees of USAA Mutual Funds
Trust:  September 19, 2008.

Approved and adopted by the Investment Code of Ethics Committee:  August 17,
2009.

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 24, 2009.

Approved and adopted by the Investment Code of Ethics Committee: August 31,
2010.

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 22, 2010.

                                   APPENDIX A
                                COVERED OFFICERS




PRESIDENT
TREASURER

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.







                                 SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended March 31, 2011

By:*     /s/ Christopher P. Laia
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Secretary

Date:    June 2, 2011
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ Christopher W. Claus
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    June 2, 2011
         ------------------------------


By:*     /s/ Roberto Galindo, Jr.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    June 2, 2011
         ------------------------------
*Print the name and title of each signing officer under his or her signature.